Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 38	$ 54
Provision for credit losses
Purchases	7	5
Sales and maturities	(1)	(14)
Changes in risk, parameters and exposures	(21)	(5)
Write-offs		(2)
Exchange rate and other	1
Balance at end of period	24	38
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6	9
Provision for credit losses
Transfers to Stage 1		3
Transfers to Stage 2		(7)
Purchases	7	5
Sales and maturities	(1)	(3)
Changes in risk, parameters and exposures	(6)	(2)
Exchange rate and other	(1)	1
Balance at end of period	5	6
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	32	45
Provision for credit losses
Transfers to Stage 1		(3)
Transfers to Stage 2		7
Transfers to Stage 3		(2)
Sales and maturities		(11)
Changes in risk, parameters and exposures	(15)	(3)
Exchange rate and other	2	(1)
Balance at end of period	$ 19	32
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3		2
Write-offs		$ (2)